SHARE-BASED COMPENSATION - Summary of options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Numbers of shares
Number of options outstanding	12,082,166
Granted	16,387,070
Exercised	(245,295)
Forfeited	(1,619,720)
Expired	(922,489)
Number of options outstanding	25,681,732	12,082,166
Options vested and exercisable	3,535,043
Weighted average exercise price
Outstanding as of December 31	$ 1.45
Granted	1.41
Exercised	0.6
Forfeited	1.29
Expired	5.86
Outstanding as of June 30	1.28	$ 1.45
Options vested and exercisable as of June 30	$ 1.78
Weighted average remaining contractual term, Outstanding	9 years 6 months	9 years 1 month 6 days
Weighted average remaining contractual term, Options vested and exercisable	8 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 18,974
Aggregate intrinsic value, Options vested and exercisable	$ 3,237